SUPPLEMENT TO THE

FIDELITY ADVISOR FUNDS(registered trademark)
CLASS A, CLASS T, CLASS B, CLASS C, INSTITUTIONAL CLASS, AND INITIAL
CLASS

FEBRUARY 26, 1999

REVISED APRIL 9, 1999

STATEMENT OF ADDITIONAL INFORMATION

FIDELITY ADVISOR LATIN AMERICA FUND, FIDELITY ADVISOR JAPAN FUND,
FIDE   LITY ADVISOR EUROPE CAPITAL APPRECIATION FUND, FIDELITY ADVISOR
INTERNATIONAL CAPITAL APPRECIATION FUND, FIDELITY ADVISOR OVERSEAS FUND, FIDELITY ADVISOR DIVERSIFIED INTERNATIONAL FUND, FIDELITY ADVISOR GLOBAL EQUITY FUND, FIDELITY ADVISOR HIGH YIELD FUND, FIDELITY ADVISOR GOVERNMENT INVESTMENT FUND, FIDELITY ADVISOR MORTGAGE SECURITIES FUND, FIDELITY ADVISOR INTERMEDIATE BOND FUND, FIDELITY ADVISOR SHORT FIXED-INCOME FUND, FIDELITY ADVISOR MUNICIPAL INCOME FUND, AND FIDELITY ADVISOR INTERMEDIATE MUNICIPAL INCOME FUND ARE NOT OFFERED THROUGH THIS STATEMENT OF ADDITIONAL INFORMATION. TO REQUEST A COPY OF A PROSPECTUS OR A STATEMENT OF ADDITIONAL INFORMATION FOR FIDELITY ADVISOR LATIN AMERICA FUND, FIDELITY ADVISOR JAPAN FUND, FIDELITY ADVISOR EUROPE CAPITAL APPRECIATION FUND, FIDELITY ADVISOR INTERNATIONAL CAPITAL APPRECIATION FUND, FIDELITY ADVISOR OVERSEAS FUND, FIDELITY ADVISOR DIVERSIFIED INTERNATIONAL FUND, FIDELITY ADVISOR GLOBAL EQUITY FUND, FIDELITY ADVISOR HIGH YIELD FUND, FIDELITY ADVISOR GOVERNMENT INVESTMENT FUND, FIDELITY ADVISOR MORTGAGE SECURITIES FUND, FIDELITY ADVISOR INTERMEDIATE BOND FUND, FIDELITY ADVISOR SHORT FIXED-INCOME FUND, AND FIDELITY ADVISOR MUNICIPAL INCOME FUND, PLEASE CALL FIDELITY AT 1-888-622-3175.

FIDELITY ADVISOR STRATEGIC OPPORTUNITIES FUND HAS BEEN RENAMED
FIDELITY ADVISOR VALUE STRATEGIES FUND. ALL REFERENCES TO ADVISOR
STRATEGIC OPPORTUNITIES THROUGHOUT THIS SAI SHOULD BE REPLACED WITH ADVISOR VALUE STRATEGIES.

THE FOLLOWING INFORMATION REPLACES NON-FUNDAMENTAL INVESTMENT
LIMITATION (III) BEGINNING ON PAGE 3 FOR EACH FUND EXCEPT ADVISOR
EMERGING MARKETS INCOME FUND AND ADVISOR STRATEGIC INCOME FUND IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION.

(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)).

THE FOLLOWING INFORMATION REPLACES NON-FUNDAMENTAL INVESTMENT
LIMITATION (IV) ON PAGES 24 AND 27, RESPECTIVELY, FOR ADVISOR EMERGING MARKETS INCOME FUND AND ADVISOR STRATEGIC INCOME FUND IN THE
"INVESTMENT POLICIES AND LIMITATIONS" SECTION.

(iv) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)).

THE FOLLOWING INFORMATION REPLACES NON-FUNDAMENTAL INVESTMENT
LIMITATION (V) BEGINNING ON PAGE 3 FOR EACH FUND EXCEPT ADVISOR
EMERGING MARKETS INCOME FUND, ADVISOR STRATEGIC INCOME FUND, ADVISOR MUNICIPAL INCOME FUND AND ADVISOR INTERMEDIATE MUNICIPAL INCOME FUND IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION.

(v) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

THE FOLLOWING INFORMATION REPLACES NON-FUNDAMENTAL INVESTMENT
LIMITATION (VI) ON PAGES 25 AND 27, RESPECTIVELY, FOR ADVISOR EMERGING MARKETS INCOME FUND AND ADVISOR STRATEGIC INCOME FUND IN THE
"INVESTMENT POLICIES AND LIMITATIONS" SECTION.

(vi) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

THE FOLLOWING INFORMATION SUPPLEMENTS THE "INVESTMENT LIMITATIONS OF ADVISOR LATIN AMERICA FUND" SECTION BEGINNING ON PAGE 3.

For purposes of normally investing at least 65% of the fund's total assets in securities of Latin American issuers, FMR interprets "total assets" to exclude collateral received for securities lending transactions.

THE FOLLOWING INFORMATION SUPPLEMENTS THE "INVESTMENT LIMITATIONS OF ADVISOR JAPAN FUND" SECTION BEGINNING ON PAGE 4.

For purposes of normally investing at least 65% of the fund's total assets in securities of Japanese issuers, FMR interprets "total assets" to exclude collateral received for securities lending transactions.

THE FOLLOWING INFORMATION SUPPLEMENTS THE "INVESTMENT LIMITATIONS OF ADVISOR EUROPE CAPITAL APPRECIATION FUND" SECTION BEGINNING ON PAGE 5.

For purposes of normally investing at least 65% of the fund's total assets in securities of issuers that have their principal activities in Europe, FMR interprets "total assets" to exclude collateral received for securities lending transactions.

THE FOLLOWING INFORMATION SUPPLEMENTS THE "INVESTMENT LIMITATIONS OF ADVISOR INTERNATIONAL CAPITAL APPRECIATION FUND" SECTION BEGINNING ON PAGE 6.

For purposes of normally investing at least 65% of the fund's total assets in foreign securities, including securities of issuers located in emerging markets, FMR interprets "total assets" to exclude collateral received for securities lending transactions.

THE FOLLOWING INFORMATION SUPPLEMENTS THE "INVESTMENT LIMITATIONS OF ADVISOR OVERSEAS FUND" AND "INVESTMENT LIMITATIONS OF ADVISOR
DIVERSIFIED INTERNATIONAL FUND" SECTIONS BEGINNING ON PAGES 7 AND 8,
RESPECTIVELY.

For purposes of normally investing at least 65% of the fund's total assets in foreign securities, FMR interprets "total assets" to exclude collateral received for securities lending transactions.

THE FOLLOWING INFORMATION SUPPLEMENTS THE "INVESTMENT LIMITATIONS OF ADVISOR GLOBAL EQUITY FUND" SECTION BEGINNING ON PAGE 9.

For purposes of normally investing at least 65% of the fund's total assets in common stocks, FMR interprets "total assets" to exclude collateral received for securities lending transactions.

THE FOLLOWING INFORMATION SUPPLEMENTS THE "INVESTMENT LIMITATIONS OF ADVISOR SMALL CAP FUND" SECTION BEGINNING ON PAGE 11.
For purposes of normally investing at least 65% of the fund's total assets in securities of companies with small market capitalizations, FMR interprets "total assets" to exclude collateral received for securities lending transactions.

THE FOLLOWING INFORMATION SUPPLEMENTS THE "INVESTMENT LIMITATIONS OF ADVISOR MID CAP FUND" SECTION BEGINNING ON PAGE 13.

For purposes of normally investing at least 65% of the fund's total assets in securities of companies with medium market capitalizations, FMR interprets "total assets" to exclude collateral received for securities lending transactions.

THE FOLLOWING INFORMATION SUPPLEMENTS THE "INVESTMENT LIMITATIONS OF ADVISOR EQUITY GROWTH FUND" SECTION BEGINNING ON PAGE 15.

For purposes of normally investing at least 65% of the fund's total assets in common stocks, FMR interprets "total assets" to exclude collateral received for securities lending transactions.

THE FOLLOWING INFORMATION SUPPLEMENTS THE "INVESTMENT LIMITATIONS OF ADVISOR LARGE CAP FUND" SECTION BEGINNING ON PAGE 16.

For purposes of normally investing at least 65% of the fund's total assets in securities of companies with large market capitalizations, FMR interprets "total assets" to exclude collateral received for securities lending transactions.

THE FOLLOWING INFORMATION SUPPLEMENTS THE "INVESTMENT LIMITATIONS OF ADVISOR DIVIDEND GROWTH FUND" SECTION BEGINNING ON PAGE 17.

For purposes of normally investing at least 65% of the fund's total assets in securities of companies that FMR believes have the potential for dividend growth by either increasing their dividends or commencing dividends, if none are currently paid, FMR interprets "total assets" to exclude collateral received for securities lending transactions.

THE FOLLOWING INFORMATION SUPPLEMENTS THE "INVESTMENT LIMITATIONS OF ADVISOR EQUITY INCOME FUND" SECTION BEGINNING ON PAGE 21.

For purposes of normally investing at least 65% of the fund's total assets in income-producing equity securities, FMR interprets "total assets" to exclude collateral received for securities lending transactions.

THE FOLLOWING INFORMATION SUPPLEMENTS THE "INVESTMENT LIMITATIONS OF ADVISOR BALANCED FUND" SECTION BEGINNING ON PAGE 23.

For purposes of investing at least 25% of the fund's total assets in fixed-income senior securities (including debt securities and preferred stock), FMR interprets "total assets" to exclude collateral received for securities lending transactions.

THE FOLLOWING INFORMATION SUPPLEMENTS THE "INVESTMENT LIMITATIONS OF ADVISOR EMERGING MARKETS INCOME FUND" SECTION BEGINNING ON PAGE 24.

For purposes of normally investing at least 65% of the fund's total assets in debt securities of issuers in emerging markets, FMR interprets "total assets" to exclude collateral received for securities lending transactions.

THE FOLLOWING INFORMATION SUPPLEMENTS THE "INVESTMENT LIMITATIONS OF ADVISOR HIGH YIELD FUND" SECTION BEGINNING ON PAGE 25.

For purposes of normally investing at least 65% of the fund's total assets in income-producing debt securities, preferred stocks and convertible securities, with an emphasis on lower-quality debt securities, FMR interprets "total assets" to exclude collateral received for securities lending transactions.

THE FOLLOWING INFORMATION SUPPLEMENTS THE "INVESTMENT LIMITATIONS OF ADVISOR GOVERNMENT INVESTMENT FUND" SECTION BEGINNING ON PAGE 27.

For purposes of normally investing at least 65% of the fund's total assets in U.S. Government securities, FMR interprets "total assets" to exclude collateral received for securities lending transactions.

THE FOLLOWING INFORMATION SUPPLEMENTS THE "INVESTMENT LIMITATIONS OF ADVISOR MORTGAGE SECURITIES FUND" SECTION BEGINNING ON PAGE 28.

For purposes of normally investing at least 65% of the fund's total assets in investment-grade mortgage-related securities, FMR interprets "total assets" to exclude collateral received for securities lending transactions.

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION ON PAGE 45.

SOURCES OF CREDIT OR LIQUIDITY SUPPORT. Issuers may employ various forms of credit and liquidity enhancements, including letters of credit, guarantees, puts, and demand features, and insurance provided by domestic or foreign entities such as banks and other financial institutions. FMR may rely on its evaluation of the credit of the liquidity or credit enhancement provider in determining whether to purchase a security supported by such enhancement. In evaluating the credit of a foreign bank or other foreign entities, FMR will consider whether adequate public information about the entity is available and whether the entity may be subject to unfavorable political or economic developments, currency controls, or other government restrictions that might affect its ability to honor its commitment. Changes in the credit quality of the entity providing the enhancement could affect the value of the security or a fund's share price.

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "PERFORMANCE" SECTION ON PAGE 82.

                                                                                      Average Annual Returns1

                          Fiscal Period Ended  Thirty-Day Yield  Tax Equivalent Yield  One Year                 Five Years

Advisor Intermediate                            2.63%             4.11%                 2.67%                    4.30%
Municipal Income - Class B

Advisor Intermediate                            3.54%             5.53%                 6.73%                    5.22%
Municipal Income -
Institutional



                                                         Cumulative Returns1

                            Ten Years/ Life of Fund*     One Year             Five Years  Ten Years/ Life of Fund*

Advisor Intermediate         6.12%                        2.67%                23.43%      81.13%
Municipal Income - Class B

Advisor Intermediate         6.62%                        6.73%                29.00%      89.84%
Municipal Income -
Institutional


THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "PERFORMANCE" SECTION BEGINNING ON PAGE 95.

ADVISOR VALUE STRATEGIES -
CLASS A

Explanatory Notes: With an initial investment of $10,000 in Class A of Advisor Value Strategies on December 1, 1988, assuming the maximum sales charge had been in effect, the net amount invested in Class A shares was $9,425. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $24,359. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $2,721 for dividends and $6,971 for capital gain distributions. Initial offering of Class A of Advisor Value Strategies took place on September 3, 1996. Class A returns prior to September 3, 1996 are those of Class T which reflect a 12b-1 fee of 0.50% (0.65% prior to January 1, 1996). If Class A's 12b-1 fee had been reflected, returns prior to September 3, 1996 would have been higher. Prior to July 1, 1999, Advisor Value Strategies operated under certain different investment policies. Accordingly, the fund's historical performance may not represent its current investment policies.

ADVISOR VALUE STRATEGIES -
CLASS T

Explanatory Notes: With an initial investment of $10,000 in Class T of Advisor Value Strategies on December 1, 1988, assuming the maximum sales charge had been in effect, the net amount invested in Class T shares was $9,650. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $24,398. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $2,677 for dividends and $7,095 for capital gain distributions. Prior to July 1, 1999, Advisor Value Strategies operated under certain different investment policies. Accordingly, the fund's historical performance may not represent its current investment policies.

ADVISOR VALUE STRATEGIES -
CLASS B

Explanatory Notes: With an initial investment of $10,000 in Class B of Advisor Value Strategies on December 1, 1988, the net amount invested in Class B shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $24,789. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $2,767 for dividends and $7,277 for capital gain distributions. Initial offering of Class B of Advisor Value Strategies took place on June 30, 1994. Class B returns prior to June 30, 1994 are those of Class T which reflect a 12b-1 fee of 0.65%. If Class B's 12b-1 fee had been reflected, returns prior to June 30, 1994 would have been lower. Prior to July 1, 1999, Advisor Value Strategies operated under certain different investment policies. Accordingly, the fund's historical performance may not represent its current investment policies.

ADVISOR VALUE STRATEGIES -
INSTITUTIONAL CLASS

Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Advisor Value Strategies on December 1, 1988, the net amount invested in Institutional Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $26,287. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $3,426 for dividends and $7,328 for capital gain distributions. Initial offering of Institutional Class of Advisor Value Strategies took place on July 3, 1995. Institutional Class returns prior to July 3, 1995 are those of Initial Class which has no 12b-1 fee. Prior to July 1, 1999, Advisor Value Strategies operated under certain different investment policies. Accordingly, the fund's historical performance may not represent its current investment policies.

ADVISOR VALUE STRATEGIES -
INITIAL CLASS

Explanatory Notes: With an initial investment of $10,000 in Initial Class of Advisor Value Strategies on December 1, 1988, the net amount invested in Initial Class shares was $10,000.The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $26,269. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $3,396 for dividends and $7,353 for capital gain distributions. Prior to July 1, 1999, Advisor Value Strategies operated under certain different investment policies. Accordingly, the fund's historical performance may not represent its current investment policies.

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "PERFORMANCE" SECTION BEGINNING ON PAGE 134.

During the 10-year period ended October 31, 1998, a hypothetical
$10,000 investment in Class B of Advisor Intermediate Municipal Income would have grown to $18,113.

ADVISOR INTERMEDIATE        INDEXES
MUNICIPAL INCOME - CLASS B


Fiscal Year Ended October
31                        Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1998                      $ 10,142                  $ 6,753                       $ 1,218                      $ 18,113



Fiscal Year Ended October 31  S&P 500   DJIA      Cost of Living


1998                          $ 51,835  $ 52,786  $ 13,644


During the 10-year period ended October 31, 1998, a hypothetical
$10,000 investment in Institutional Class of Advisor Intermediate
Municipal Income would have grown to $18,984.

ADVISOR INTERMEDIATE  INDEXES
MUNICIPAL INCOME -
INSTITUTIONAL CLASS


Fiscal Year Ended October
31                        Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1998                      $ 10,151                  $ 7,611                       $ 1,222                      $ 18,984



Fiscal Year Ended October 31  S&P 500   DJIA      Cost of Living


1998                          $ 51,835  $ 52,786  $ 13,644


THE FOLLOWING INFORMATION REPLACES THE FOURTH AND FIFTH PARAGRAPHS UNDER "PERFORMANCE COMPARISONS" IN THE "PERFORMANCE" SECTION ON PAGE 138.

Advisor Strategic Income may compare its performance to that of the Fidelity Strategic Income Composite Index which is a hypothetical representation of the performance of the fund's general investment categories according to their respective weightings in the fund's neutral mix. The Fidelity Strategic Income Composite Index represents Advisor Strategic Income's four general investment categories according to their respective weighting in the fund's neutral mix (40% high yield, 30% U.S. Government and investment-grade, 15% foreign developed markets and 15% emerging markets). The following indexes are used to calculate the Fidelity Strategic Income Composite Index:
Merrill Lynch High Yield Master II Index for the high yield category, Lehman Brothers Government Bond Index for the U.S. Government and investment grade category, Salomon Brothers Non-U.S. Dollar World Government Bond Index for the foreign developed markets category, and J.P. Morgan Emerging Markets Bond Index Plus for the emerging markets category. The index weightings of the Fidelity Strategic Income Composite Index are rebalanced monthly.

MERRILL LYNCH HIGH YIELD MASTER II INDEX is a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. Issues must have an outstanding par value of at least $50 million to be included in the index.

THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION FOUND IN THE "PERFORMANCE" SECTION BEGINNING ON PAGE 139.

Each of Advisor TechnoQuant Growth, Advisor Value Strategies, Advisor Retirement Growth, Advisor Equity Growth, Advisor Large Cap, Advisor Dividend Growth, Advisor Growth Opportunities, Advisor Growth & Income, Advisor Equity Income, Advisor Asset Allocation, and Advisor Balanced may compare its performance to that of the Standard & Poor's 500 Index, a market capitalization-weighted index of common stocks.

Advisor Value Strategies may compare its performance to that of the Russell MidCap Value Index, a market capitalization-weighted index of medium-capitalization stocks determined by Russell to be value stocks as measured by their lower price-to-book ratios and lower forecasted growth values.

Each of Advisor High Yield and Advisor Strategic Income may compare its performance to that of the Merrill Lynch High Yield Master II Index, a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. Issues must have an outstanding par value of at least $50 million to be included in the index.

THE FOLLOWING INFORMATION REPLACES THE LAST PARAGRAPH FOLLOWING THE HEADING "PERFORMANCE COMPARISONS" IN THE "PERFORMANCE" SECTION
BEGINNING ON PAGE 140.

Each municipal bond fund may compare its performance to the Lehman Brothers Municipal Bond Index, a market value-weighted index for investment-grade municipal bonds with maturities of one year or more. Advisor Municipal Income may also compare its performance to that of the Lehman Brothers 3 Plus Year Municipal Bond Index, a market value-weighted index for investment grade municipal bonds with maturities of three years or more. Advisor Intermediate Municipal Income may also compare its performance to that of the Lehman Brothers 1-17 Year Municipal Bond Index, a market value-weighted index for investment-grade municipal bonds with maturities between one and 17 years. Issues included in each index have been issued after December 31, 1990, have an outstanding par value of at least $3 million, and have been issued as part of an offering of at least $50 million. Subsequent to December 31, 1995, zero coupon bonds and issues subject to the alternative minimum tax are included in each index. Beginning January 1, 2000, issues included in each index will have an outstanding par value of at least $5 million.

THE FOLLOWING INFORMATION SUPPLEMENTS SIMILAR INFORMATION FOUND IN THE "ADDITIONAL PURCHASE, EXCHANGE AND REDEMPTION INFORMATION" SECTION ON PAGE 147.

CLASS A SHARES ONLY

10. to shares purchased by the Fidelity Investments Charitable Gift
Fund.

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "ADDITIONAL PURCHASE, EXCHANGE AND REDEMPTION INFORMATION" SECTION ON PAGE 148.

CLASS T SHARES ONLY

10. to shares purchased by a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code, but excluding the Fidelity Investments Charitable Gift Fund) investing $100,000 or more;

THE FOLLOWING INFORMATION SUPPLEMENTS SIMILAR INFORMATION FOUND IN THE "ADDITIONAL PURCHASE, EXCHANGE AND REDEMPTION INFORMATION" SECTION ON PAGE 148.

CLASS T SHARES ONLY

14. to shares purchased by the Fidelity Investments Charitable Gift
Fund.
THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "ADDITIONAL PURCHASE, EXCHANGE AND REDEMPTION INFORMATION" SECTION ON PAGE 149.

FOR CLASS A AND CLASS T SHARES ONLY

For the purpose of determining the availability of Class A or Class T finder's fees, purchases of Class A or Class T shares made (i) with the proceeds from the redemption of shares of any Fidelity fund or
(ii) by the Fidelity Investments Charitable Gift Fund, will not be considered "eligible purchases."

EFFECTIVE JANUARY 1, 2000, THE FOLLOWING INFORMATION SUPPLEMENTS THE
INFO   RMATION FOUND IN THE "TRUSTEES AND OFFICERS" SECTION BEGINNING
ON PAGE 151.

   NED C. LAUTENBACH (55), Trustee (2000), has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Mr. Lautenbach was Senior Vice President of IBM Corporation from 1992 until his retirement in July 1998. From 1993 to 1995 he was Chairman of IBM World Trade Corporation. He also was a member of IBM's Corporate Executive Committee from 1994 to July 1998. He is a Director of PPG Industries Inc. (glass, coating and chemical manufacturer), Dynatech Corporation (global communications equipment), Eaton Corporation (global manufacturer of highly engineered products) and ChoicePoint Inc. (data identification, retrieval, storage, and analysis).

   MARIA F. DWYER (41), Deputy Treasurer (2000), is Deputy Treasurer of the Fidelity funds and is a Vice President (1999) and an employee
(1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

THE FOLLOWING INFORMATION HAS BEEN REMOVED FROM    THE "TRUSTEES AND
OFFICERS" SECTION BEGINNING ON PAGE 151.

   LEONARD M. RUSH (52), Assistant Treasurer (1994), is an employee of FMR (1994). Prior to becoming Assistant Treasurer of the Fidelity funds, Mr. Rush was Chief Compliance Officer of FMR Corp. (1993-1994) and Chief Financial Officer of Fidelity Brokerage Services, Inc. (1990-1993).

   EFFECTIVE JANUARY 1, 2000, THE FOLLOWING INFORMATION HAS BEEN
REMOVED FROM THE "TRUSTEES AND OFFICERS" SECTION BEGINNING ON PAGE
151.

   E. BRADLEY JONES (71), Trustee. Prior to his retirement in 1984, Mr. Jones was Chairman and Chief Executive Officer of LTV Steel Company. He is a Director of TRW Inc. (original equipment and replacement products), Consolidated Rail Corporation, Birmingham Steel Corporation, and RPM, Inc. (manufacturer of chemical products), and he previously served as a Director of NACCO Industries, Inc. (mining and manufacturing, 1985-1995), Hyster-Yale Materials Handling, Inc. (1985-1995), and Cleveland-Cliffs Inc (mining), and as a Trustee of First Union Real Estate Investments. In addition, he serves as a Trustee of the Cleveland Clinic Foundation, where he has also been a member of the Executive Committee as well as Chairman of the Board and President, a Trustee and member of the Executive Committee of University School (Cleveland), and a Trustee of Cleveland Clinic Florida.

EFFECTIVE JANUARY 1, 2000, THE FOLLOWING INFORMATION REPLACES THE
"COMPENSATION TABLE" FOUND IN THE "TRU   STEES AND OFFIC    ERS"
SECTION BEGINNING ON PAGE 155.

The following table sets forth information describing the compensation of each Trustee and Member of the Advisory Board of each fund for his or her services for the fiscal year ended in 1998, or calendar year ended December 31, 1998, as applicable.

COMPENSATION TABLE

AGGREGATE COMPENSATION FROM A   Edward C. Johnson 3d**  Abigail P. Johnson **  J. Gary  Burkhead**  Ralph  F. Cox
FUND


Advisor Latin AmericaB,+        $ 0                     $ 0                    $ 0                  $ 0

Advisor JapanB,+                $ 0                     $ 0                    $ 0                  $ 0

Advisor Europe Capital          $ 0                     $ 0                    $ 0                  $ 4
AppreciationB,+

Advisor International Capital   $ 0                     $ 0                    $ 0                  $ 5
AppreciationB

Advisor OverseasB               $ 0                     $ 0                    $ 0                  $ 464

Advisor Diversified             $ 0                     $ 0                    $ 0                  $ 8
InternationalB,+

Advisor Global EquityB,+        $ 0                     $ 0                    $ 0                  $ 8

Advisor TechnoQuant GrowthB     $ 0                     $ 0                    $ 0                  $ 13

Advisor Small CapB,+            $ 0                     $ 0                    $ 0                  $ 13

Advisor Strategic               $ 0                     $ 0                    $ 0                  $ 230
OpportunitiesB

Advisor MidCapB                 $ 0                     $ 0                    $ 0                  $ 170

Advisor Retirement GrowthB,+    $ 0                     $ 0                    $ 0                  $ 16

Advisor Equity GrowthB,C,H      $ 0                     $ 0                    $ 0                  $ 2,058

Advisor Large CapB              $ 0                     $ 0                    $ 0                  $ 34

Advisor Dividend GrowthB,+      $ 0                     $ 0                    $ 0                  $ 44

Advisor Growth Opportunities    $ 0                     $ 0                    $ 0                  $ 8,661
B,D,H

Advisor Growth & IncomeB        $ 0                     $ 0                    $ 0                  $ 151

Advisor Equity  IncomeB,E,H     $ 0                     $ 0                    $ 0                  $ 1,358

Advisor Asset AllocationB,+     $ 0                     $ 0                    $ 0                  $ 8

Advisor BalancedB,F,H           $ 0                     $ 0                    $ 0                  $ 1,114

Advisor Emerging Markets        $ 0                     $ 0                    $ 0                  $ 36
IncomeB

Advisor High YieldB,G,H         $ 0                     $ 0                    $ 0                  $ 1,280

Advisor Strategic IncomeB       $ 0                     $ 0                    $ 0                  $ 86

Advisor Government InvestmentB  $ 0                     $ 0                    $ 0                  $ 77

Advisor Mortgage SecuritiesB    $ 0                     $ 0                    $ 0                  $ 187

Advisor Intermediate BondB      $ 0                     $ 0                    $ 0                  $ 176

Advisor Short Fixed-IncomeB     $ 0                     $ 0                    $ 0                  $ 129

Advisor Municipal IncomeB       $ 0                     $ 0                    $ 0                  $ 160

Advisor Intermediate            $ 0                     $ 0                    $ 0                  $ 25
Municipal IncomeB

TOTAL COMPENSATION FROM THE     $ 0                     $ 0                    $ 0                  $ 223,500
FUND COMPLEX*,A




AGGREGATE COMPENSATION
FROM A                  Phyllis Burke Davis  Robert  M. Gates  E. Bradley Jones ****  Donald J. Kirk  Ned C. Lautenbach***
FUND

Advisor Latin AmericaB,+ $ 0                 $ 0               $ 0                    $ 0             $ 0

Advisor JapanB,+        $ 0                  $ 0               $ 0                    $ 0             $ 0

Advisor Europe Capital  $ 4                  $ 4               $ 4                    $ 4             $ 0
AppreciationB,+

Advisor International
Capital                 $ 5                  $ 5               $ 5                    $ 5             $ 0
AppreciationB

Advisor OverseasB       $ 461                $ 467             $ 464                  $ 473           $ 0

Advisor Diversified     $ 8                  $ 8               $ 8                    $ 8             $ 0
InternationalB,+

Advisor Global
EquityB,+               $ 8                  $ 8               $ 8                    $ 8             $ 0

Advisor TechnoQuant
GrowthB                 $ 13                 $ 13              $ 13                   $ 13            $ 0

Advisor Small CapB,+    $ 13                 $ 13              $ 13                   $ 13            $ 0

Advisor Strategic       $ 228                $ 231             $ 230                  $ 234           $ 0
OpportunitiesB

Advisor MidCapB         $ 169                $ 171             $ 170                  $ 174           $ 0

Advisor Retirement
GrowthB,+               $ 16                 $ 16              $ 16                   $ 16            $ 0

Advisor Equity
GrowthB,C,H             $ 2,044              $ 2,072           $ 2,058                $ 2,101         $ 0

Advisor Large CapB      $ 34                 $ 34              $ 34                   $ 35            $ 0

Advisor Dividend
GrowthB,+               $ 44                 $ 44              $ 44                   $ 45            $ 0

Advisor Growth
Opportunities           $ 8,603              $ 8,721           $ 8,662                $ 8,840         $ 0
B,D,H

Advisor Growth &
IncomeB                 $ 149                $ 152             $ 150                  $ 154           $ 0

Advisor Equity
IncomeB,E,H             $ 1,348              $ 1,367           $ 1,358                $ 1,386         $ 0

Advisor Asset
AllocationB,+           $ 8                  $ 8               $ 8                    $ 8             $ 0

Advisor BalancedB,F,H   $ 1,068              $ 1,083           $ 1,076                $ 1,098         $ 0

Advisor Emerging Markets $ 35                $ 36              $ 36                   $ 36            $ 0
IncomeB

Advisor High YieldB,G,H $ 1,271              $ 1,290           $ 1,280                $ 1,307         $ 0

Advisor Strategic
IncomeB                 $ 85                 $ 86              $ 85                   $ 87            $ 0

Advisor Government
InvestmentB             $ 76                 $ 77              $ 77                   $ 78            $ 0

Advisor Mortgage
SecuritiesB             $ 186                $ 188             $ 187                  $ 190           $ 0

Advisor Intermediate
BondB                   $ 175                $ 178             $ 176                  $ 180           $ 0

Advisor Short
Fixed-IncomeB           $ 128                $ 130             $ 129                  $ 131           $ 0

Advisor Municipal
IncomeB                 $ 159                $ 161             $ 160                  $ 163           $ 0

Advisor Intermediate    $ 25                 $ 25              $ 25                   $ 25            $ 0
Municipal IncomeB

TOTAL COMPENSATION
FROM THE                $ 220,500            $ 223,500         $ 222,000              $ 226,500       $ 0
FUND COMPLEX*,A




AGGREGATE COMPENSATION
FROM A                       Peter  S. Lynch**  William O. McCoy  Gerald C. Mc-Donough  Marvin L. Mann  Robert  C. Pozen**
FUND

Advisor Latin AmericaB,+     $ 0                $ 0               $ 0                   $ 0             $ 0

Advisor JapanB,+             $ 0                $ 0               $ 0                   $ 0             $ 0

Advisor Europe Capital       $ 0                $ 4               $ 5                   $ 4             $ 0
AppreciationB,+

Advisor International Capital $ 0               $ 5               $ 6                   $ 5             $ 0
AppreciationB

Advisor OverseasB            $ 0                $ 467             $ 575                 $ 461           $ 0

Advisor Diversified          $ 0                $ 8               $ 10                  $ 8             $ 0
InternationalB,+

Advisor Global EquityB,+     $ 0                $ 8               $ 10                  $ 8             $ 0

Advisor TechnoQuant GrowthB  $ 0                $ 13              $ 16                  $ 13            $ 0

Advisor Small CapB,+         $ 0                $ 13              $ 16                  $ 13            $ 0

Advisor Strategic            $ 0                $ 231             $ 285                 $ 228           $ 0
OpportunitiesB

Advisor MidCapB              $ 0                $ 171             $ 211                 $ 169           $ 0

Advisor Retirement GrowthB,+ $ 0                $ 16              $ 20                  $ 16            $ 0

Advisor Equity GrowthB,C,H   $ 0                $ 2,072           $ 2,550               $ 2,045         $ 0

Advisor Large CapB           $ 0                $ 34              $ 42                  $ 34            $ 0

Advisor Dividend GrowthB,+   $ 0                $ 44              $ 54                  $ 44            $ 0

Advisor Growth Opportunities $ 0                $ 8,721           $ 10,728              $ 8,608         $ 0
B,D,H

Advisor Growth & IncomeB     $ 0                $ 152             $ 186                 $ 150           $ 0

Advisor Equity  IncomeB,E,H  $ 0                $ 1,367           $ 1,682               $ 1,349         $ 0

Advisor Asset AllocationB,+  $ 0                $ 8               $ 10                  $ 8             $ 0

Advisor BalancedB,F,H        $ 0                $ 1,083           $ 1,331               $ 1,105         $ 0

Advisor Emerging Markets     $ 0                $ 36              $ 44                  $ 35            $ 0
IncomeB

Advisor High YieldB,G,H      $ 0                $ 1,290           $ 1,586               $ 1,273         $ 0

Advisor Strategic IncomeB    $ 0                $ 86              $ 105                 $ 85            $ 0

Advisor Government
InvestmentB                  $ 0                $ 77              $ 95                  $ 76            $ 0

Advisor Mortgage SecuritiesB $ 0                $ 188             $ 231                 $ 185           $ 0

Advisor Intermediate BondB   $ 0                $ 178             $ 218                 $ 175           $ 0

Advisor Short Fixed-IncomeB  $ 0                $ 130             $ 160                 $ 128           $ 0

Advisor Municipal IncomeB    $ 0                $ 161             $ 198                 $ 159           $ 0

Advisor Intermediate         $ 0                $ 25              $ 31                  $ 25            $ 0
Municipal IncomeB

TOTAL COMPENSATION FROM THE  $ 0                 $223,500         $ 273,500             $ 220,500       $ 0
FUND COMPLEX*,A



AGGREGATE COMPENSATION FROM A   Thomas R. Williams
FUND

Advisor Latin AmericaB,+        $ 0

Advisor JapanB,+                $ 0

Advisor Europe Capital          $ 4
AppreciationB,+

Advisor International Capital   $ 5
AppreciationB

Advisor OverseasB               $ 467

Advisor Diversified             $ 8
InternationalB,+

Advisor Global EquityB,+        $ 8

Advisor TechnoQuant GrowthB     $ 13

Advisor Small CapB,+            $ 13

Advisor Strategic               $ 231
OpportunitiesB

Advisor MidCapB                 $ 171

Advisor Retirement GrowthB,+    $ 16

Advisor Equity GrowthB,C,H      $ 2,072

Advisor Large CapB              $ 34

Advisor Dividend GrowthB,+      $ 44

Advisor Growth Opportunities    $ 8,721
B,D,H

Advisor Growth & IncomeB        $ 152

Advisor Equity  IncomeB,E,H     $ 1,367

Advisor Asset AllocationB,+     $ 8

Advisor BalancedB,F,H           $ 1,121

Advisor Emerging Markets        $ 36
IncomeB

Advisor High YieldB,G,H         $ 1,289

Advisor Strategic IncomeB       $ 86

Advisor Government InvestmentB  $ 77

Advisor Mortgage SecuritiesB    $ 188

Advisor Intermediate BondB      $ 177

Advisor Short Fixed-IncomeB     $ 130

Advisor Municipal IncomeB       $ 161

Advisor Intermediate            $ 25
Municipal IncomeB

TOTAL COMPENSATION FROM THE     $ 223,500
FUND COMPLEX*,A


* Information is for the calendar year ended December 31, 1998 for 237 funds in the complex.

** Interested trustees of the funds, Ms. Johnson and Mr. Burkhead are compensated by FMR.

*** During th   e period from October 14, 1999 through December 31,
1999, Mr. Lautenbach served as a Member of the Advisory Board.
Effective January 1, 2000, Mr. Lautenbach serves as a Member of the Board of Trustees.

   **** Mr. Jones     served on the Board of Trustees through December
31, 1999.

+ Estimated

A Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. For the calendar year ended December 31, 1998, the Trustees accrued required deferred compensation from the funds as follows: Ralph F. Cox, $75,000; Phyllis Burke Davis, $75,000; Robert M. Gates, $75,000; E. Bradley Jones, $75,000; Donald J. Kirk, $75,000; William O. McCoy, $75,000; Gerald C. McDonough, $87,500; Marvin L. Mann, $75,000; and Thomas R. Williams, $75,000. Certain of the non-interested Trustees elected voluntarily to defer a portion of their compensation as follows: Ralph F. Cox, $55,039; Marvin L. Mann, $55,039; Thomas R. Williams, $63,433; and William O. McCoy, $55,039.

B Compensation figures include cash, and may include amounts required to be deferred and amounts deferred at the election of Trustees.

C The following amounts are required to be deferred by each non-interested Trustee: Ralph F. Cox, $933, Phyllis Burke Davis, $933, Robert M. Gates, $933, E. Bradley Jones, $933, Donald J. Kirk, $933, William O. McCoy, $933, Gerald C. McDonough, $1,089, Marvin L. Mann, $933, and Thomas R. Williams, $933.

D The following amounts are required to be deferred by each non-interested Trustee: Ralph F. Cox, $3,927, Phyllis Burke Davis, $3,927, Robert M. Gates, $3,927, E. Bradley Jones, $3,927, Donald J. Kirk, $3,927, William O. McCoy, $3,927, Gerald C. McDonough, $4,581, Marvin L. Mann, $3,927, and Thomas R. Williams, $3,927.

E The following amounts are required to be deferred by each non-interested Trustee: Ralph F. Cox, $616, Phyllis Burke Davis, $616, Robert M. Gates, $616, E. Bradley Jones, $616, Donald J. Kirk, $616, William O. McCoy, $616, Gerald C. McDonough, $719, Marvin L. Mann, $616, and Thomas R. Williams, $616.

F The following amounts are required to be deferred by each non-interested Trustee: Ralph F. Cox, $512, Phyllis Burke Davis, $512, Robert M. Gates, $512, E. Bradley Jones, $512, Donald J. Kirk, $512, William O. McCoy, $512, Gerald C. McDonough, $598, Marvin L. Mann, $512, and Thomas R. Williams, $512.

G The following amounts are required to be deferred by each non-interested Trustee: Ralph F. Cox, $579, Phyllis Burke Davis, $579, Robert M. Gates, $579, E. Bradley Jones, $579, Donald J. Kirk, $579, William O. McCoy, $579, Gerald C. McDonough, $676, Marvin L. Mann, $579, and Thomas R. Williams, $579.

H Certain of the non-interested trustees' aggregate compensation from certain funds includes accrued voluntary deferred compensation as follows: Equity Growth (Ralph F. Cox, $789, William O. McCoy, $723, Marvin L. Mann, $789, Thomas R. Williams, $789); Growth Opportunities (Ralph F. Cox, $3,322, William O. McCoy, $3,059, Marvin L. Mann, $3,322, Thomas R. Williams, $3,322); Equity Income (Ralph F. Cox, $521, William O. McCoy, $480, Marvin L. Mann, $521, Thomas R, Williams, $521); Balanced (Ralph F. Cox, $435, William O. McCoy, $359, Marvin L. Mann, $435, Thomas R. Williams, $435); and High Yield (Ralph
F. Cox, $492, William O. McCoy, $417, Marvin L. Mann, $492, Thomas R. Williams, $492).

THE FOLLOWING INFORMATION REPLACES THE "GROUP FEE RATE" AND "EFFECTIVE ANNUAL FEE RATE" SCHEDULES FOR THE BOND FUNDS ON PAGE 163.
BOND FUNDS


GROUP FEE RATE SCHEDULE                EFFECTIVE ANNUAL FEE RATES

Average Group Assets  Annualized Rate  Group Net Assets  Effective Annual Fee Rate

 0 - $3 billion       .3700%           $ 1 billion       .3700%

 3 - 6                .3400             50               .2188

 6 - 9                .3100             100              .1869

 9 - 12               .2800             150              .1736

 12 - 15              .2500             200              .1652

 15 - 18              .2200             250              .1587

 18 - 21              .2000             300              .1536

 21 - 24              .1900             350              .1494

 24 - 30              .1800             400              .1459

 30 - 36              .1750             450              .1427

 36 - 42              .1700             500              .1399

 42 - 48              .1650             550              .1372

 48 - 66              .1600             600              .1349

 66 - 84              .1550             650              .1328

 84 - 120             .1500             700              .1309

 120 - 156            .1450             750              .1291

 156 - 192            .1400             800              .1275

 192 - 228            .1350             850              .1260

 228 - 264            .1300             900              .1246

 264 - 300            .1275             950              .1233

 300 - 336            .1250             1,000            .1220

 336 - 372            .1225             1,050            .1209

 372 - 408            .1200             1,100            .1197

 408 - 444            .1175             1,150            .1187

 444 - 480            .1150             1,200            .1177

 480 - 516            .1125             1,250            .1167

 516 - 587            .1100             1,300            .1158

 587 - 646            .1080             1,350            .1149

 646 - 711            .1060             1,400            .1141

 711 - 782            .1040

 782 - 860            .1020

 860 - 946            .1000

 946 - 1,041          .0980

 1,041 - 1,145        .0960

 1,145 - 1,260        .0940

 over - 1,260         .0920


THE FOLLOWING INFORMATION REPLACES THE "GROUP FEE RATE" AND "EFFECTIVE ANNUAL FEE RATE" SCHEDULES FOR THE EQUITY FUNDS ON PAGE 164.

EQUITY FUNDS


GROUP FEE RATE SCHEDULE                 EFFECTIVE ANNUAL FEE RATES

Average Group Assets  Annualized Rate  Group Net Assets  Effective Annual Fee Rate

 0 - $3 billion       .5200%           $ 1 billion       .5200%

 3 - 6                .4900             50               .3823

 6 - 9                .4600             100              .3512

 9 - 12               .4300             150              .3371

 12 - 15              .4000             200              .3284

 15 - 18              .3850             250              .3219

 18 - 21              .3700             300              .3163

 21 - 24              .3600             350              .3113

 24 - 30              .3500             400              .3067

 30 - 36              .3450             450              .3024

 36 - 42              .3400             500              .2982

 42 - 48              .3350             550              .2942

 48 - 66              .3250             600              .2904

 66 - 84              .3200             650              .2870

 84 - 102             .3150             700              .2838

 102 - 138            .3100             750              .2809

 138 - 174            .3050             800              .2782

 174 - 210            .3000             850              .2756

 210 - 246            .2950             900              .2732

 246 - 282            .2900             950              .2710

 282 - 318            .2850             1,000            .2689

 318 - 354            .2800             1,050            .2669

 354 - 390            .2750             1,100            .2649

 390 - 426            .2700             1,150            .2631

 426 - 462            .2650             1,200            .2614

 462 - 498            .2600             1,250            .2597

 498 - 534            .2550             1,300            .2581

 534 - 587            .2500             1,350            .2566

 587 - 646            .2463             1,400            .2551

 646 - 711            .2426

 711 - 782            .2389

 782 - 860            .2352

 860 - 946            .2315

 946 - 1,041          .2278

 1,041 - 1,145        .2241

 1,145 - 1,260        .2204

 over - 1,260         .2167


THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "MANAGEMENT CONTRACTS" SECTION ON PAGE 164.

The group fee rate is calculated on a cumulative basis pursuant to the graduated fee rate schedule shown above on the left. The schedule above on the right shows the effective annual group fee rate at various asset levels, which is the result of cumulatively applying the annualized rates on the left. For example, the effective annual fee rate at $669 billion of group net assets - the approximate level for December 1998 - was 0.2863%, which is the weighted average of the respective fee rates for each level of group net assets up to $669 billion.

THE FOLLOWING INFORMATION REPLACES THE FOURTH AND FIFTH PARAGRAPHS FOUND IN THE "MANAGEMENT CONTRACTS" SECTION ON PAGE 165.

COMPUTING THE PERFORMANCE ADJUSTMENT. The basic fee for each of Advisor Overseas and Advisor Growth Opportunities is subject to upward or downward adjustment, depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record over the same period of the S&P 500 for Advisor Growth Opportunities or the cap-weighted EAFE for Overseas. The performance period consists of the most recent month plus the previous 35 months.

The basic fee for Advisor Value Strategies is subject to downward adjustment, depending on whether, and to what extent, the fund's investment performance for the performance period is exceeded by the record over the same period of the S&P 500. The performance period consists of the most recent month plus the previous 35 months. After December 31, 2000, no performance adjustment will be applied to the basic fee for Advisor Value Strategies.

Each percentage point of difference, calculated to the nearest 0.01% (for Advisor Overseas, Advisor Value Strategies, and Advisor Growth Opportunities) (up to a maximum difference of (plus/minus)10.00 for Advisor Overseas and Advisor Growth Opportunities and -10.00 for Advisor Value Strategies) is multiplied by a performance adjustment rate of 0.02%.

THE FOLLOWING INFORMATION REPLACES THE SEVENTH AND EIGHTH PARAGRAPHS FOUND IN THE "MANAGEMENT CONTRACTS" SECTION ON PAGE 165.

The performance comparison is made at the end of each month. One twelfth (1/12) of this rate is then applied to each fund's average net assets throughout the month, giving a dollar amount which will be added to (or subtracted from) the basic fee for Advisor Overseas and Advisor Growth Opportunities or subtracted from the basic fee for Advisor Value Strategies.

The maximum annualized performance adjustment rate is (plus/minus)0.20% for Advisor Overseas and Advisor Growth
Opportunities and -0.20% for Advisor Value Strategies of a fund's average net assets over the performance period.

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "MANAGEMENT CONTRACTS" SECTION ON PAGE 166.

                            FISCAL YEAR ENDED  PERFORMANCE ADJUSTMENT  MANAGEMENT FEES PAID TO FMR

ADVISOR VALUE STRATEGIES##

1998                        11/30                1,343,174 (downward)    2,375,350*

1/1/97 - 11/30/97           11/30                1,112,763 (downward)    2,293,268*

1996                        12/31                962,281 (downward)      3,621,407*

1995                        12/31                91,269 (upward)         3,510,812*


* Including the amount of the performance adjustment.

## Prior to July 1, 1999, Advisor Value Strategies paid FMR a monthly management fee with two components: a basic fee and a performance adjustment. The basic fee was subject to upward or downward adjustment, depending on whether, and to what extent, the fund's investment performance for the performance period exceeded, or was exceeded by, the record over the same period of the S&P 500. The maximum annualized performance adjustment rate was (plus/minus)0.20% of the fund's average net assets over the performance period.

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND UNDER THE HEADING "SUB-ADVISERS" IN THE "MANAGEMENT CONTRACTS" SECTION ON PAGE 168.

On behalf of Advisor TechnoQuant Growth, Advisor Small Cap, Advisor Value Strategies, Advisor Mid Cap, Advisor Retirement Growth, Advisor Equity Growth, Advisor Large Cap, Advisor Dividend Growth, Advisor Growth Opportunities, Advisor Growth & Income, Advisor Equity Income, Advisor Asset Allocation, Advisor Balanced, Advisor High Yield, Advisor Mortgage Securities, Advisor Intermediate Bond, and Advisor Short Fixed-Income, FMR has entered into sub-advisory agreements with FMR U.K. and FMR Far East. On behalf of Advisor Latin America and Advisor Europe Capital Appreciation, FMR has entered into sub-advisory agreements with FMR U.K., FMR Far East, and FIIA. FIIA, in turn, has entered into a sub-advisory agreement with FIIA(U.K.)L. On behalf of Advisor Japan, Advisor International Capital Appreciation, Advisor Overseas, Advisor Diversified International, Advisor Global Equity, Advisor Emerging Markets Income, and Advisor Strategic Income, FMR has entered into sub-advisory agreements with FMR U.K., FMR Far East, FIJ, and FIIA. FIIA, in turn, has entered into a sub-advisory agreement
with FIIA(U.K.)L. Pur   suant to the sub-advisory agreements, FMR may
receive from the sub-advisers investment research and advice on issuers outside the United States and FMR may grant the sub-advisers investment management authority as well as the authority to buy and
sell securities if FMR     believes it would be beneficial t   o the
funds.

EFFECTIVE JANUARY 1, 2000, THE FOLLOWING INFORMATION SUPPLEMENTS
SIMILAR INFORMATION FOUND UNDER THE HEADING "SUB-ADVISERS   "    IN
THE "MANAGEMENT CONTRACTS" SECTION ON PAGE 168.
   On behalf of Advisor Latin America, Advisor Japan, Advisor Europe Capital Appreciation, Advisor International Capital Appreciation, Advisor Overseas, Advisor Diversified International, Advisor Global Equity, Advisor TechnoQuant Growth, Advisor Small Cap, Advisor Value Strategies, Advisor Mid Cap, Advisor Retirement Growth, Advisor Equity Growth, Advisor Large Cap, Advisor Dividend Growth, Advisor Growth Opportunities, Advisor Growth & Income, Advisor Equity Income, Advisor Asset Allocation, Advisor Balanced, Advisor Emerging Markets Income, Advisor High Yield, Advisor Strategic Income, Advisor Mortgage Securities, Advisor Intermediate Bond, and Advisor Short Fixed-Income, FMR Far East has entered into a sub-advisory agreement with FIJ
pursuant to which FMR     Far East may receive from FIJ investment
research and advice relating to Japanese issuers (and such other Asian
issuers as FMR Far East may    designate).

EFFECTIVE JANUARY 1, 2000, THE FOLLOWING INFORMATION REPLACES SIMILAR
INFORMATION FO   UND     UNDER THE HEADING "SUB-ADVISERS" IN THE
"MANAGEMENT CONTRACTS" SECTION ON PAGE 168.

   For providing non-discretionary investment advice and research services the sub-advisers are compensated as follows:

(small solid bullet)    FMR pays FMR U.K. and FMR Far East fees equal
to 110% and 105%, respectively, of FMR U.K.'s and FMR Far East's costs incurred in connection with providing investment advice and research services.

(small solid bullet)    FMR pays FIIA and FIJ fees equal to 30% of
FMR's monthly management fee with respect to the average net assets held by the fund for which the sub-adviser has provided FMR with investment advice and research services.

(small solid bullet)    FIIA pays FIIA(U.K.)L a fee equal to 110% of
FIIA(U.K.)L's costs incurred in connection with providing investment advice and research services.

(small solid bullet)    FMR Far East pays FIJ a fee equal to 100% of
FIJ's costs incurred in connection with providing investment advice and research services for a fund to FMR Far East.

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND UNDER THE HEADING "SUB-ADVISERS" IN THE "MANAGEMENT CONTRACTS" SECTION ON PAGE 168.

For providing discretionary investment management and executing portfolio transactions, the sub-advisers are compensated as follows:

(small solid bullet) FMR pays FMR U.K. and FMR Far East a fee equal to 50% of its monthly management fee (including any performance adjustment) with respect to the fund's average net assets managed by the sub-adviser on a discretionary basis.

(small solid bullet) FMR pays FIJ and FIIA a fee equal to 57% of its monthly management fee (including performance adjustment) with respect to the fund's average net assets managed by the sub-adviser on a discretionary basis.

(small solid bullet) FIIA pays FIIA(U.K.)L a fee equal to 110% of FIIA(U.K.)L's costs incurred in connection with providing discretionary investment management services.

THE FOLLOWING INFORMATION REPLACES THE SECOND AND EIGHTH PARAGRAPHS FOUND IN THE "TRANSFER AND SERVICE AGENT AGREEMENTS" SECTION ON PAGE 182.

Each class of Advisor Municipal Income and Advisor Intermediate Municipal Income has entered into a transfer agent agreement with Citibank, N.A., which is located at 111 Wall Street, New York, New York. Under the terms of the agreements, Citibank, N.A. provides transfer agency, dividend disbursing, and shareholder services for each class of each fund. Citibank, N.A. in turn has entered into sub-transfer agent agreements with FIIOC. Under the terms of the sub-agreements, FIIOC performs all processing activities associated with providing these services for each class of each fund and receives all related transfer agency fees paid to Citibank, N.A.

Each of Advisor Municipal Income and Advisor Intermediate Municipal Income has also entered into a service agent agreement with Citibank, N.A. Under the terms of the agreements, Citibank, N.A. provides pricing and bookkeeping services for each fund. Citibank, N.A. in turn has entered into sub-service agent agreements with FSC. Under the terms of the sub-agreements, FSC performs all processing activities associated with providing these services, including calculating the NAV and dividends for each class of each fund and maintaining each fund's portfolio and general accounting records, and receives all related pricing and bookkeeping fees paid to Citibank, N.A.

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "DESCRIPTION OF THE TRUSTS" SECTION ON PAGE 185.

CUSTODIANS. Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts, is custodian of the assets of Advisor International Capital Appreciation, Advisor Mid Cap, Advisor Growth Opportunities, Advisor Value Strategies, and Advisor Large Cap. State Street Bank and Trust Company, 1776 Heritage Drive, Quincy, Massachusetts, is custodian of the assets of Advisor Latin America, Advisor Japan, Advisor Europe Capital Appreciation, Advisor Diversified International, Advisor Global Equity, Advisor Small Cap, Advisor Retirement Growth, Advisor Dividend Growth, and Advisor Asset Allocation. The Chase Manhattan Bank, 1 Chase Manhattan Plaza, New York, New York, is custodian of the assets of Advisor TechnoQuant Growth, Advisor Overseas, Advisor Equity Growth, Advisor Growth & Income, Advisor Equity Income, Advisor Balanced, and Advisor Emerging Markets Income. The Bank of New York, 110 Washington Street, New York, New York, is custodian of the assets of Advisor High Yield, Advisor Strategic Income, Advisor Government Investment, Advisor Intermediate Bond, Advisor Mortgage Securities and Advisor Short Fixed-Income. Citibank, N.A., 111 Wall Street, New York, New York, is custodian of the assets of Advisor Municipal Income and Advisor Intermediate Municipal Income. Each custodian is responsible for the safekeeping of a fund's assets and the appointment of subcustodian banks and clearing agencies. The Bank of New York and The Chase Manhattan Bank, each headquartered in New York, also may serve as special purpose custodians of certain assets in connection with repurchase agreement transactions.

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND UNDER THE HEADING "AUDITORS" IN THE "DESCRIPTION OF THE TRUSTS" SECTION ON PAGE 186.

Deloitte & Touche LLP, 200 Berkeley Street, Boston, Massachusetts serves as independent accountant for Advisor Europe Capital
Appreciation. The auditor examines financial statements for the fund and provides other audit, tax, and related services.

Effective February 18, 1999, Deloitte & Touche LLP, 200 Berkeley Street, Boston, Massachusetts, serves as independent accountant for Advisor International Capital Appreciation, Advisor TechnoQuant Growth, Advisor Value Strategies, Advisor Mid Cap, Advisor Equity Growth, Advisor Large Cap, Advisor Growth Opportunities, Advisor Growth & Income, Advisor Equity Income, Advisor Balanced, Advisor High Yield, Advisor Strategic Income, Advisor Government Investment, and Advisor Short Fixed-Income for the next fiscal period. The auditor examines financial statements for the funds and provides other audit, tax, and related services.